Litigation and Loss Contingencies - Additional Information (Details) $ in Thousands			12 Months Ended
	Aug. 31, 2022 patent	Dec. 01, 2021 parent_company publisher	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Infringed web technology patents, number | patent	3
Number of publishers of educational materials who filed a claim against the Company | publisher		5
Number of plaintiffs | parent_company		2
Litigation settlement including interest | $			$ 97